Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 28, 2014
Leases, Operating [Abstract]
Schedule of minimum rental payments under operating leases
The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 28, 2014 are:
(Dollars in Millions)

2015	2016	2017	2018	2019	After 2019	Total
$200	157	111	80	66	77	691